Risk Management Section - Wholesale Banking -Forborne assets by economic sector (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Forborne assets	€ 9,492	€ 10,094
Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	4,632	5,081
Wholesale Banking [member] | Natural resources [Member]
Disclosure of financial assets [line items]
Forborne assets	1,587	1,474
Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of financial assets [line items]
Forborne assets	674	833
Wholesale Banking [member] | General Industries [Member]
Disclosure of financial assets [line items]
Forborne assets	427	402
Wholesale Banking [member] | Food, Beverages & Personal Care [member]
Disclosure of financial assets [line items]
Forborne assets	375	244
Wholesale Banking [member] | Real estate [member]
Disclosure of financial assets [line items]
Forborne assets	374	998
Wholesale Banking [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of financial assets [line items]
Forborne assets	212	189
Wholesale Banking [member] | Builders & Contractors [Member]
Disclosure of financial assets [line items]
Forborne assets	195	145
Wholesale Banking [member] | Utilities [Member]
Disclosure of financial assets [line items]
Forborne assets	188	181
Wholesale Banking [member] | Services [Member]
Disclosure of financial assets [line items]
Forborne assets	129	129
Wholesale Banking [member] | Retail [member]
Disclosure of financial assets [line items]
Forborne assets	114	118
Wholesale Banking [member] | Automotive [Member]
Disclosure of financial assets [line items]
Forborne assets	108	134
Wholesale Banking [member] | Other [member]
Disclosure of financial assets [line items]
Forborne assets	248	233
Performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,385	5,949
Performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	2,699	3,088
Performing [member] | Wholesale Banking [member] | Natural resources [Member]
Disclosure of financial assets [line items]
Forborne assets	909	943
Performing [member] | Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of financial assets [line items]
Forborne assets	362	445
Performing [member] | Wholesale Banking [member] | General Industries [Member]
Disclosure of financial assets [line items]
Forborne assets	286	190
Performing [member] | Wholesale Banking [member] | Food, Beverages & Personal Care [member]
Disclosure of financial assets [line items]
Forborne assets	227	161
Performing [member] | Wholesale Banking [member] | Real estate [member]
Disclosure of financial assets [line items]
Forborne assets	207	601
Performing [member] | Wholesale Banking [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of financial assets [line items]
Forborne assets	209	171
Performing [member] | Wholesale Banking [member] | Builders & Contractors [Member]
Disclosure of financial assets [line items]
Forborne assets	79	37
Performing [member] | Wholesale Banking [member] | Utilities [Member]
Disclosure of financial assets [line items]
Forborne assets	55	30
Performing [member] | Wholesale Banking [member] | Services [Member]
Disclosure of financial assets [line items]
Forborne assets	69	76
Performing [member] | Wholesale Banking [member] | Retail [member]
Disclosure of financial assets [line items]
Forborne assets	92	84
Performing [member] | Wholesale Banking [member] | Automotive [Member]
Disclosure of financial assets [line items]
Forborne assets	72	131
Performing [member] | Wholesale Banking [member] | Other [member]
Disclosure of financial assets [line items]
Forborne assets	134	220
Non-performing [member]
Disclosure of financial assets [line items]
Forborne assets	4,107	4,145
Non-performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	1,932	1,994
Non-performing [member] | Wholesale Banking [member] | Natural resources [Member]
Disclosure of financial assets [line items]
Forborne assets	678	532
Non-performing [member] | Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of financial assets [line items]
Forborne assets	313	388
Non-performing [member] | Wholesale Banking [member] | General Industries [Member]
Disclosure of financial assets [line items]
Forborne assets	142	212
Non-performing [member] | Wholesale Banking [member] | Food, Beverages & Personal Care [member]
Disclosure of financial assets [line items]
Forborne assets	148	83
Non-performing [member] | Wholesale Banking [member] | Real estate [member]
Disclosure of financial assets [line items]
Forborne assets	167	397
Non-performing [member] | Wholesale Banking [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of financial assets [line items]
Forborne assets	3	19
Non-performing [member] | Wholesale Banking [member] | Builders & Contractors [Member]
Disclosure of financial assets [line items]
Forborne assets	116	109
Non-performing [member] | Wholesale Banking [member] | Utilities [Member]
Disclosure of financial assets [line items]
Forborne assets	133	152
Non-performing [member] | Wholesale Banking [member] | Services [Member]
Disclosure of financial assets [line items]
Forborne assets	60	53
Non-performing [member] | Wholesale Banking [member] | Retail [member]
Disclosure of financial assets [line items]
Forborne assets	22	34
Non-performing [member] | Wholesale Banking [member] | Automotive [Member]
Disclosure of financial assets [line items]
Forborne assets	36	3
Non-performing [member] | Wholesale Banking [member] | Other [member]
Disclosure of financial assets [line items]
Forborne assets	€ 114	€ 12